UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenwood Gearhart Inc.
Address:   Post Office Box 4278
   	Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     	Mary Ann Greenwood
Title:    	President
Phone:    	479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, February 15, 2013
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 48
Form 13F Information Table Value Total(x$1,000):  $133,175

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206r102     2632    78087 SH       Sole                    75862              2225
American Express               COM              025816109     3350    58288 SH       Sole                    56523              1765
Aon PLC                        COM              GB00B5BT0     2911    52341 SH       Sole                    50801              1540
BNY Mellon                     COM              064058100     2415    93977 SH       Sole                    91407              2570
Boeing Company                 COM              097023105     3253    43167 SH       Sole                    41782              1385
Bunge Limited                  COM              013317810     2584    35552 SH       Sole                    34602               950
Caterpillar, Inc               COM              149123101     3383    37755 SH       Sole                    36785               970
Chevron                        COM              166764100     3851    35607 SH       Sole                    34527              1080
Cisco Systems                  COM              17275R102     3505   178363 SH       Sole                   172713              5650
Coca-Cola                      COM              191216100     2868    79105 SH       Sole                    76805              2300
ConocoPhillips                 COM              20825c104     1828    31522 SH       Sole                    30542               980
Corning, Inc.                  COM              219350105     2799   221810 SH       Sole                   215690              6120
Dell Inc.                      COM              24702r101     2536   250075 SH       Sole                   242565              7510
Diageo Plc ADR                 COM              25243q205     3339    28642 SH       Sole                    27867               775
Diamond Offshore Dr            COM              25271c102     1816    26720 SH       Sole                    25880               840
Disney, (Walt) Co              COM              254687106     3743    75184 SH       Sole                    73069              2115
DuPont deNemours               COM              263534109     2595    57702 SH       Sole                    56152              1550
Exxon Mobil Corp               COM              30231G102     4334    50071 SH       Sole                    48626              1445
FedEx Corp                     COM              31428X106     2988    32577 SH       Sole                    31742               835
General Electric               COM              369604103     3790   180572 SH       Sole                   175250              5322
General Motors                 COM              37045v100     2401    83270 SH       Sole                    80920              2350
Goodyear Tire                  COM              382550101     2077   150365 SH       Sole                   146805              3560
Home Depot                     COM              437076102     4103    66332 SH       Sole                    64327              2005
Int'l Business Mach            COM              459200101     2682    14002 SH       Sole                    13612               390
Intel Corp                     COM              458140100     2420   117379 SH       Sole                   113479              3900
J.B. Hunt                      COM              445658107      806    13494 SH       Sole                    13024               470
JC Penney Co., Inc.            COM              708160106     1734    87955 SH       Sole                    85535              2420
JP Morgan Chase                COM              46625H100     3055    69473 SH       Sole                    67368              2105
Johnson & Johnson              COM              478160104     4750    67760 SH       Sole                    65805              1955
L-3 Communications             COM              502424104     2233    29141 SH       Sole                    28291               850
Lowe's                         COM              548661107     3274    92161 SH       Sole                    89271              2890
McDonalds Corp                 COM              580135101     2729    30940 SH       Sole                    30160               780
Microsoft                      COM              594918104     2652    99277 SH       Sole                    96177              3100
Novartis AG ADR                COM              66987V109     2591    40935 SH       Sole                    39455              1480
Pfizer Inc                     COM              717081103     3664   146110 SH       Sole                   142585              3525
Philips Elec ADR               COM              500472303     4589   172905 SH       Sole                   168323              4582
Phillips 66                    COM              718546104     1184    22295 SH       Sole                    21513               782
Procter & Gamble               COM              742718109     2552    37593 SH       Sole                    36418              1175
Raytheon Company               COM              755111507     2609    45326 SH       Sole                    43996              1330
Royal Dutch Shl ADR            COM              780259206     3251    47151 SH       Sole                    45776              1375
Spirit Aerosystems             COM              848574109     1257    74065 SH       Sole                    71785              2280
Stryker Corp                   COM              863667101     2041    37230 SH       Sole                    36030              1200
Terex Corp.                    COM              880779103      485    17248 SH       Sole                    16838               410
Transocean Ltd                 COM              033380941     1782    39900 SH       Sole                    38745              1155
Tyson Foods Cl A               COM              902494103     1958   100951 SH       Sole                    99546              1405
United Technologies            COM              913017109     4126    50311 SH       Sole                    48836              1475
Wal-Mart Stores                COM              931142103     3335    48874 SH       Sole                    47329              1545
Zimmer Inc.                    COM              98956p102     2316    34750 SH       Sole                    33710              1040